OTHER ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets	Other assets comprise the following:

	December 31, 2013	September 30, 2014
Surgical instruments, net	$15,271	$21,477
Other	143	120
Total	$15,414	$21,597
Other assets comprise the following:

	December 31,
	2012	2013
Surgical instruments, net	$8,676	$15,271
Other	712	143
	$9,388	$15,414